CONDENSED CONSOLIDATED UNAUDITED INTERIM STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Revenues	$ 4,561	$ 4,887	[1]
Cost of revenues	2,178	4,227	[1]
Gross profit	2,383	660	[1]
Research and development costs	696	264	[1]
Selling, general and administrative expenses	3,115	4,676	[1]
Gain on sales of subsidiaries and Appbuilder	(786)	(245)	[1]
Total operating expenses	3,025	4,695	[1]
Operating loss	(642)	(4,035)	[1]
Financial expenses, net	42	2,460	[1]
Other income		580	[1]
Loss before taxes	(684)	(5,915)	[1]
Provision for taxes	51	137	[1]
Net loss from continued operations	(735)	(6,052)	[1]
Net loss from discontinued operations	399	1,164	[1]
Net loss	(1,134)	(7,216)	[1]
Net result attributable to noncontrolling interests	221	141	[1]
Loss attributed to BluePhoenix shareholders	$ (1,355)	$ (7,357)	[1]
Loss per share:
From continued operation - basic and diluted	$ (0.09)	$ (0.95)	[1]
From discontinued operation - basic and diluted	$ (0.04)	$ (0.18)	[1]
Attributed to the shareholders	(0.13)	(1.13)	[1]
Shares used in per share calculation: Basic and diluted	10,668,000	6,520,000	[1]

[1]	Presented after reclassification of Liacom Systems Ltd. and BridgeQuest Inc. as discontinued operation.